INVENTORIES (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Component of inventories
Raw materials	$ 27,629,870	$ 20,245,059	$ 11,099,173
Work in progress	16,294,428	32,752,761	22,649,446
Finished goods	169,620,871	26,128,246	47,405,140
Goods delivered under installment sales	36,233,560
Total	249,778,729	79,126,066	81,153,759
Inventory written down	$ 22,242,087	$ 10,195,272	$ 23,127,176